Recent and Pending Acquisitions - Hatteras (Details) (USD $)	12 Months Ended					0 Months Ended		0 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013 Hatteras Funds Group	Dec. 31, 2012 Hatteras Funds Group	Jun. 30, 2014 Subsequent Event Hatteras Funds Group	Jun. 30, 2014 Subsequent Event Hatteras Funds Group	Jun. 30, 2014 Subsequent Event Closing Date Hatteras Funds Group	Jun. 30, 2014 Subsequent Event First Anniversary of the Closing Date Hatteras Funds Group	Jun. 30, 2014 Subsequent Event Second Anniversary of the Closing Date Hatteras Funds Group	Jun. 30, 2014 Subsequent Event Third Anniversary of the Closing Date Hatteras Funds Group
Business Acquisition [Line Items]
Initial accounting incomplete adjustment						$ 40,000,000
Payments to acquire business								75.00%	7.50%	7.50%	10.00%
Contingent consideration	2,180,000	[1]	0
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash							805,000
Receivables							7,747,000
Property and equipment							192,000
Prepaid expenses							326,000
Other assets							120,000
Accounts payable							(3,721,000)
Accrued expenses							(5,277,000)
Total fair value excluding goodwill and intangible assets							192,000
Goodwill	79,986,000	[1]	0				15,348,000
Intangible assets							48,770,000
Total consideration							64,310,000
Business Combination, Consideration Transferred [Abstract]
Cash paid by the Company						30,000,000
Contingent and deferred consideration						34,310,000
Total adjusted purchase price						64,310,000
Business Acquisition, Pro Forma Information [Abstract]
Total revenues	2,682,500,000		1,834,300,000	47,600,000	41,900,000
Income (loss) before taxes				$ 1,400,000	$ 1,200,000

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.